Acquisitions (Tables)	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Schedule Of Proforma Revenue And Net (loss) Income

	2021 Pro Forma (Unaudited)	2020 Pro Forma (Unaudited)
Revenue	$683,253	$142,347

Operating expenses	1,530,756	1,118,559
Other expenses	411,870	20,497
Total expenses	1,942,626	1,139,056

Net loss	$(1,259,373)	$(996,709)